Commitments (Details) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012
2013	19,261
2014	15,829
2015	11,165
2016	5,926
2017	4,294
Thereafter	16,294
Operating Leases, Future Minimum Payments Due	72,769